Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Warrants [Abstract]
Schedule of warrants, valuation assumptions
Exercise price	$1.10
Term	4 years
Volatility	37%
Dividends	0%
Discount rate	.09%

Exercise price	$1.10
Term	7 years
Volatility	40%
Dividends	0%
Discount rate	.05%

Schedule of stock warrants
		Weighted Average
Exercise	Number	Remaining	Number
Price	Outstanding	Contractual Life	Exercisable

$1.10	1,342,500	4 years	1,342,500
$1.00	2,000,004	7 years	2,000,004
	3,342,504

		Weighted Average
Exercise	Number	Remaining	Number
Price	Outstanding	Contractual Life	Exercisable

$1.10	1,342,500	1 Month	1,342,500
$1.00	2,000,004	7 years	2,000,004